Restructuring Charges (Detail Textuals) (USD $) Share data in Millions, unless otherwise specified	12 Months Ended		1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Sep. 30, 2012
Restructuring Cost and Reserve [Line Items]
Restructuring charges		$ 1,681,000
Washington facility
Restructuring Cost and Reserve [Line Items]
Restructuring charges		1,500,000
Facility
Restructuring Cost and Reserve [Line Items]
Restructuring charges		146,000
Facility | Cambridge operations
Restructuring Cost and Reserve [Line Items]
Restructuring charges		150,000	50,000
Facility | Washington facility
Restructuring Cost and Reserve [Line Items]
Restructuring charges				1,100,000
Restructuring remaining 2012 rent				500,000
Restructuring remaining 2013 rent				400,000
Number of shares to be issuable on certain future financing events				1.5
Value of shares to be issuable on certain future financing events				450,000
Gain on lease termination				1,100,000
Future rent charges				850,000
Stock liability				450,000
Employee severance and termination
Restructuring Cost and Reserve [Line Items]
Restructuring charges		$ 12,000	$ 10,000